Note 10 Non trading financial assets at fair value through profit or loss mandatorily measured at fair value (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Non trading financial assets at fair value through profit or loss mandatorily measured at fair value [Line Items]
Equity instruments, mandatorily measured at fair value	€ 9,646	€ 7,963
Equity instruments, mandatorily measured at fair value	653	484
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value	285	290
Financial assets at fair value through profit or loss, mandatorily measured at fair value	€ 10,584	€ 8,737